AEGON/TRANSAMERICA SERIES FUND, INC.

						Janus Global

Supplement dated November 4, 2002 to Statement of Additional
Information dated May 1, 2002
As Supplemented August 1, 2002 and October 1, 2002


Effective immediately, Janus Global is open to new investors.  Accordingly:

Please delete the notation that Janus Global is "closed to new policyowners" at the top of page JGL-1 Janus Global, and replace that notation with the following:

Please Note: Effective November 4, 2002, Janus Global is open for new investments.






























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